Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Retirement benefits (Details) - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Retirement benefits1	[1]	$ 9,454	$ 9,151
Retirement benefits1	[1]	6,701	7,549
Surplus/(deficit)		$ 2,753	$ 1,602

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.